Business Combination - Schedule of Shares of Common Stock Issued Immediately Following Business Combination (Details) - shares	Sep. 30, 2023	Aug. 24, 2023	Dec. 31, 2022
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)	737,585,438		299,783,421
Class A ordinary share
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		91,300,735	24,452,565
Class B ordinary shares
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		574,407,420	171,441,780
Common Class C
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		71,877,283
Legacy Better Stockholders | Class A ordinary share
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		40,601,825
Legacy Better Stockholders | Class B ordinary shares
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		574,407,420
Legacy Better Stockholders | Common Class C
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		6,877,283
Legacy Aurora Shareholders | Class A ordinary share
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		210,098
Legacy Aurora Shareholders | Class B ordinary shares
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		0
Legacy Aurora Shareholders | Common Class C
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		0
Sponsor and affiliates of Aurora | Class A ordinary share
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		10,488,812
Sponsor and affiliates of Aurora | Class B ordinary shares
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		0
Sponsor and affiliates of Aurora | Common Class C
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		0
Pre-Closing Bridge Note Investors | Class A ordinary share
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		40,000,000
Pre-Closing Bridge Note Investors | Class B ordinary shares
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		0
Pre-Closing Bridge Note Investors | Common Class C
Reverse Recapitalization [Line Items]
Common stock, issued (in shares)		65,000,000